Stock-Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Summary of Stock Options Exercisable under CEO Incentive Plan

Tranche	Option Shares (#)	Average 60-day Trading Price per Share of the Entity ($)
1	2,500,000	$20.00
2	2,500,000	30.00
3	2,500,000	40.00
4	2,500,000	50.00
5	2,500,000	60.00
6	2,500,000	70.00
7	2,500,000	80.00
8	2,500,000	90.00
9	2,500,000	100.00
10	2,500,000	$110.00

Tranche	Option Shares (#)	Average 60-day Trading Price per Share of the Entity ($)
1	2,500,000	20.00
2	2,500,000	30.00
3	2,500,000	40.00
4	2,500,000	50.00
5	2,500,000	60.00
6	2,500,000	70.00
7	2,500,000	80.00
8	2,500,000	90.00
9	2,500,000	100.00
10	2,500,000	110.00

Summary of Share-based Compensation Arrangement By Share Based Payment Award Options Vested And Expected To Vest Exercisable
The following table summarizes the activity under the 2021 Plan (in thousands, except per share data and contractual term) for time vested options:

	Options Outstanding
	Number of Shares Subject to Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (1)
Balance as of December 31, 2021	27,582	$9.43	7.0	$—
Granted	—	—
Exercised	—	—
Canceled/forfeited	(3,429)	9.34
Outstanding as of September 30, 2022	24,153	$9.45	6.3	$—
Options vested and expected to vest as of September 30, 2022	24,116	$9.45	6.3	$—
Exercisable as of September 30, 2022	21,007	$9.42	6.1	$—
__________________
(1)The aggregate intrinsic value is calculated as the difference between the market value of the Company's common shares as of the relevant period end and the respective exercise prices of the options. The market value as of September 30, 2022 and December 31, 2021 was $1.34 and $3.91 per share, respectively, which is the closing sale price of View's common shares on that day as reported by the Nasdaq Global Market.
The following table summarizes the activity under the 2021 Plan (in thousands, except per share data and contractual term) for time vested options:

	Options Outstanding
	Number of Shares Subject to Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (1)
Outstanding as of December 31, 2020	1,071,605	$0.22	7.6	$20,564
Retroactive application of reverse recapitalization	(1,046,690)
Balance as of December 31, 2020, as converted	24,915	$9.32	7.6	$20,564
Options granted	5,000	10.00
Exercised	(190)	9.04
Canceled/forfeited	(2,143)	9.52
Outstanding as of December 31, 2021	27,582	$9.43	7.0	$—
Options vested and expected to vest as of December 31, 2021	27,167	$9.44	7.0	$—
Exercisable as of December 31, 2021	18,633	$9.42	6.5	$—
__________________
(1)The aggregate intrinsic value is calculated as the difference between the market value of the Company's common shares as of the relevant period end and the respective exercise prices of the options. The market value as of December 31, 2021 was $3.91 per share, which is the closing sale price of View's common shares on that day as reported by the Nasdaq Global Market. The market value as of December 31, 2020 was $9.89 per share, which is the fair value of View's common stock as historically determined in accordance with the guidelines outlined in the American Institute of Certified Public Accountants Practice Aid, Valuation of Privately-Held-Company Equity Securities Issued as Compensation.

Summary of Outstanding Restricted Stock Units
The following table summarizes the activities for the outstanding RSUs under the Company’s 2021 Plan (in thousands, except per share data) during the nine months ended September 30, 2022:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value (1)
Outstanding as of December 31, 2021	11,643	$6.14
Granted	—	—
Vested	(4,082)	8.21
Canceled	(811)	6.28
Outstanding as of September 30, 2022	6,750	$8.21
__________________
(1)The weighted average grant date fair value of the Officer RSUs that vested during the period and the Officer RSUs outstanding at September 30, 2022 is calculated as the sum of the grant date fair value per share of the original awards plus the incremental cost per share as of the date of the modification. The grant date fair value of the original Officer RSUs was $6.12 per share. The incremental cost of the Officer RSUs as of the date of modification, August 5, 2022, was $2.09 per share.

The following table summarizes the activities for our outstanding RSUs under the Company’s 2021 Plan (in thousands, except per share data) during the fiscal year ended December 31, 2021:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding as of December 31, 2020	—	$—
Granted	12,758	6.15
Vested	(115)	7.39
Canceled	(1,000)	6.12
Outstanding as of December 31, 2021	11,643	$6.14

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions	The estimated grant date fair values of the Company’s time vested stock options granted to employees and non-employees under the plan in the nine months ended September 30, 2021 were calculated using the Black-Scholes option-pricing models based on the following assumptions:

Nine Months Ended September 30,
2021
Expected volatility	53.0%
Expected terms (in years)	6.0
Expected dividends	0%
Risk-free rate	1.07%
The estimated grant date fair value for each tranche of CEO Option Award and Officer RSUs is determined by using the Monte Carlo Simulation valuation model and the assumptions below. The estimated grant date fair value of the Officer Options is determined using the Black-Scholes option-pricing model. The valuation models incorporated the following key assumptions:

	CEO Option Award	Officer RSUs (Prior to Modification on August 5, 2022)	Officer Options
Expected stock price	$9.19	$9.19	$9.19
Expected volatility	54.0%	56.0%	53.0%
Risk-free rate	1.59%	0.60%	1.07%
Expected terms (in years)	10.0	4.0	6.0
Expected dividends	0%	0%	0%
Discount for lack of marketability	20%	n/a	n/a

The estimated grant date fair values of the Company’s time vested stock options granted to employees and non-employees were calculated using the Black-Scholes option-pricing models based on the following assumptions:

	Fiscal year ended December 31,
	2021	2020	2019
Expected volatility	53.0%	70%	49%-70%
Expected terms (in years)	6.0	5.4-6.7	5.6-6.7
Expected dividends	0%	0%	0%
Risk-free rate	1.07%	0.4%-1.5%	1.5%-2.5%
The valuation models incorporated the following key assumptions:

	CEO Option Award	Officer RSUs	Officer Options
Expected stock price	$9.19	$9.19	$9.19
Expected volatility	54.0%	56.0%	53.0%
Risk-free rate	1.59%	0.60%	1.07%
Expected terms (in years)	10.0	4.0	6.0
Expected dividends	0%	0%	0%
Discount for lack of marketability	20%	n/a	n/a

Summary of Stock-based Compensation
The Company’s stock-based compensation included in its consolidated statements of comprehensive loss was as follows (in thousands):

	Fiscal year ended December 31,
	2021	2020	2019
Cost of revenue	$4,930	$2,240	$3,084
Research and development	8,725	4,438	4,113
Selling, general, and administrative	59,965	22,254	21,879
Total	$73,620	$28,932	$29,076
Stock-Based Compensation
2018 Plan
Legacy View’s 2018 Amended and Restated Equity Incentive Plan (formerly the 2009 Equity Incentive Plan), effective November 21, 2018 (the “2018 Plan”), allowed Legacy View to grant incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock awards and restricted stock units to eligible employees, directors, and consultants of Legacy View and any parent or subsidiary of Legacy View. In connection with the Closing of the Merger, the 2018 Plan was terminated, the remaining unallocated share reserve under the 2018 Plan was cancelled and no new awards will be granted under the 2018 Plan. 24,657,302 options (as converted, due to retroactive application of reverse recapitalization) outstanding under the 2018 Plan at Closing were assumed by the Company under the 2021 Plan (defined below).
The options assumed under the 2021 Plan (defined below) generally vest 20% upon completion of one year of service and 1/60 per month thereafter or vest 25% upon completion of one year of service and 1/48 per month thereafter and generally expire 10 years from the date of grant.
2021 Plan
In connection with the Closing of the Merger, the Company adopted the 2021 Equity Incentive Plan (the “2021 Plan”) under which 58,631,907 shares of common stock were initially reserved for issuance. The 2021 Plan permits the grant of incentive stock options (“Options”), nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units (“RSUs)”, and stock bonus awards. As of September 30, 2022, the Company had 22,834,641 shares of common stock reserved for future issuance of equity awards to employees, officers, directors, or consultants under the 2021 Plan.
Pursuant to the terms of the Agreement and Plan of Merger, at the Closing of the Merger on March 8, 2021, the Company granted 12,500,000 Officer RSUs (the “Officer RSUs”) for shares of Class A Common Stock of the Company and 5,000,000 options to purchase Class A Common Stock of the Company (“Officer Options”) to View’s executive officers. The Officer Options time vest over a four-year period with 25% to vest on the twelve-month anniversary of the Closing and the remaining 75% will vest on a monthly basis over the following thirty-six months. The Officer RSUs were subject to both time and market-based vesting conditions. The Officer RSUs time vest over a four-year period with 25% to vest on the twelve-month anniversary of the Closing and the remaining 75% to vest on a monthly basis over the following thirty-six months subject to the following market-based vesting. 50% of the Officer RSUs granted to each executive officer will only vest if the share price hurdle of $15.00 is achieved and the remaining 50% of such Officer RSUs will vest if the share price hurdle of $20.00 is achieved.
On August 5, 2022, the Board of Directors of the Company, upon recommendation of the Compensation Committee, approved an amendment (the “Amendment”) to the Officer RSUs under the 2021 Plan, which provided that, effective as of September 8, 2022, the market-based vesting conditions applicable to the Officer RSUs were no longer applicable, and the awards will continue to vest subject only to the time-based vesting conditions, subject to the executive’s continued employment with the Company through each applicable vesting date. Any Officer RSUs that are not time-vested as of the date of the executive’s termination of employment with the Company shall be forfeited and returned to the 2021 Plan. Except as expressly amended by the Amendment, all the terms and conditions of the Officer RSUs remained in full force and effect.
The Company accounted for the Amendment as a modification of the original awards. The Company calculated the incremental compensation cost of $22.5 million as the excess of the fair value of the modified awards over the fair value of the original awards immediately before the modification. For awards that were vested as of the modification date, the Company recognized $7.9 million of the incremental compensation cost immediately. For awards that were unvested as of the modification date, the sum of the remaining $14.6 million of the incremental compensation cost and the remaining unrecognized compensation cost of $21.2 million for the original awards on the modification date will be recognized over the remaining requisite service period of 2.4 years as of the modification date.
CEO Incentive Plan
In connection with the Closing of the Merger, the Company adopted the 2021 Chief Executive Officer Incentive Plan (the “CEO Incentive Plan”) effective March 8, 2021. Pursuant to the CEO Incentive Plan and the terms of the Agreement and Plan of Merger, on March 8, 2021, the Company granted the CEO an option award to purchase Class A common stock of the Company at an exercise price of $10.00 per share, which vests and becomes exercisable upon satisfaction of the performance conditions set forth in the table below, contingent upon the CEO’s continued employment with the Company on each such vesting date.

Tranche	Option Shares (#)	Average 60-day Trading Price per Share of the Entity ($)
1	2,500,000	$20.00
2	2,500,000	30.00
3	2,500,000	40.00
4	2,500,000	50.00
5	2,500,000	60.00
6	2,500,000	70.00
7	2,500,000	80.00
8	2,500,000	90.00
9	2,500,000	100.00
10	2,500,000	$110.00
The following table summarizes the activity under the 2021 Plan (in thousands, except per share data and contractual term) for time vested options:

	Options Outstanding
	Number of Shares Subject to Stock Options Outstanding	Weighted- Average Exercise Price	Weighted-Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (1)
Balance as of December 31, 2021	27,582	$9.43	7.0	$—
Granted	—	—
Exercised	—	—
Canceled/forfeited	(3,429)	9.34
Outstanding as of September 30, 2022	24,153	$9.45	6.3	$—
Options vested and expected to vest as of September 30, 2022	24,116	$9.45	6.3	$—
Exercisable as of September 30, 2022	21,007	$9.42	6.1	$—
__________________
(1)The aggregate intrinsic value is calculated as the difference between the market value of the Company's common shares as of the relevant period end and the respective exercise prices of the options. The market value as of September 30, 2022 and December 31, 2021 was $1.34 and $3.91 per share, respectively, which is the closing sale price of View's common shares on that day as reported by the Nasdaq Global Market.
No options have been issued or exercised under this plan in the nine months ended September 30, 2022. The weighted-average grant date fair value per share of stock options granted was $4.38 for the nine months ended September 30, 2021. The total grant date fair value of stock options vested was $22.3 million and $18.9 million during the nine months ended September 30, 2022 and 2021, respectively. The total intrinsic value of options exercised during the nine months ended September 30, 2021 was $0.4 million.
As of September 30, 2022, total unrecognized compensation cost related to unvested stock options, net of estimated forfeitures, was $12.1 million and is expected to be recognized over a weighted-average remaining service period of 1.9 years.
In addition to the time vested options above, as of September 30, 2022, total outstanding stock options under the CEO Incentive Plan was 25,000,000 shares which were issued during the three months ended March 31, 2021 with a grant date exercise price per share of $10.00 and remaining contractual term of 8.4 years. As of September 30, 2022, the CEO Option Award had no intrinsic value.
The weighted-average grant date fair value per share of stock options granted under the CEO Incentive Plan was $3.54 for the nine months ended September 30, 2021. As of September 30, 2022, total unrecognized compensation cost related to options under the CEO Incentive plan, net of estimated forfeitures, was $59.1 million and is expected to be recognized over a weighted-average remaining service period of 3.8 years.
The following table summarizes the activities for the outstanding RSUs under the Company’s 2021 Plan (in thousands, except per share data) during the nine months ended September 30, 2022:

	Number of Unvested Shares	Weighted Average Grant Date Fair Value (1)
Outstanding as of December 31, 2021	11,643	$6.14
Granted	—	—
Vested	(4,082)	8.21
Canceled	(811)	6.28
Outstanding as of September 30, 2022	6,750	$8.21
__________________
(1)The weighted average grant date fair value of the Officer RSUs that vested during the period and the Officer RSUs outstanding at September 30, 2022 is calculated as the sum of the grant date fair value per share of the original awards plus the incremental cost per share as of the date of the modification. The grant date fair value of the original Officer RSUs was $6.12 per share. The incremental cost of the Officer RSUs as of the date of modification, August 5, 2022, was $2.09 per share.
The total grant date fair value of RSUs vested was $33.5 million and $0.5 million during the nine months ended September 30, 2022 and 2021, respectively. As of September 30, 2022, total unrecognized compensation cost related to RSUs, net of estimated forfeitures, was $33.6 million and is expected to be recognized over a weighted-average remaining service period of 2.4 years.
To the extent that the actual forfeiture rate is different than what the Company has anticipated, stock-based compensation related to these awards will be different from expectations.
Valuation
No options have been issued under this plan in the nine months ended September 30, 2022. The estimated grant date fair values of the Company’s time vested stock options granted to employees and non-employees under the plan in the nine months ended September 30, 2021 were calculated using the Black-Scholes option-pricing models based on the following assumptions:

Nine Months Ended September 30,
2021
Expected volatility	53.0%
Expected terms (in years)	6.0
Expected dividends	0%
Risk-free rate	1.07%
Prior to the Merger, due to the absence of a public market, the Company’s common stock required the Company’s board of directors to estimate the fair value of its common stock for purposes of granting options and for determining stock-based compensation expense by considering several objective and subjective factors, including contemporaneous third-party valuations, actual and forecasted operating and financial results, market conditions and performance of comparable publicly traded companies, developments and milestones in the Company, the rights and preferences of redeemable convertible preferred stock and common, and transactions involving the Company’s stock. The fair value of the Company’s common stock was determined in accordance with applicable elements of the American Institute of Certified Public Accountants guide, Valuation of Privately Held Company Equity Securities Issued as Compensation.
The estimated grant date fair value for each tranche of CEO Option Award and Officer RSUs is determined by using the Monte Carlo Simulation valuation model and the assumptions below. The estimated grant date fair value of the Officer Options is determined using the Black-Scholes option-pricing model. The valuation models incorporated the following key assumptions:

	CEO Option Award	Officer RSUs (Prior to Modification on August 5, 2022)	Officer Options
Expected stock price	$9.19	$9.19	$9.19
Expected volatility	54.0%	56.0%	53.0%
Risk-free rate	1.59%	0.60%	1.07%
Expected terms (in years)	10.0	4.0	6.0
Expected dividends	0%	0%	0%
Discount for lack of marketability	20%	n/a	n/a
As noted above, the Officer RSUs were modified on August 5, 2022 to remove the market-based vesting condition; and therefore, the valuation assumptions above for the Officer RSUs only apply to the original awards. Refer above for further discussion of the impact of the modification.
Stock-based Compensation Expense
The Company’s stock-based compensation included in its condensed consolidated statements of comprehensive loss was as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2022	2021	2022	2021
Cost of revenue	$418	$1,286	$1,126	$3,461
Research and development	2,032	2,670	3,587	6,213
Selling, general, and administrative	20,776	18,514	54,122	45,533
Total	$23,226	$22,470	$58,835	$55,207